Leases (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€) item	Dec. 31, 2015 EUR (€) item
Leases
Minimum future lease payments obligation	€ 495	€ 831
Unamortized interest expense	(16)	(40)
Present value of minimum future lease payments obligation	479	791
Operating lease obligations	1,646	1,018
Operating lease expense	€ 537	€ 630	€ 813
Number of leased printers | item	2	1	5
Number of customers leasing printers | item	2
Operating lease payments receivable	€ 30	€ 81
Operating lease income	145	89	€ 225
due within 1 year
Leases
Minimum future lease payments obligation	320	450
Unamortized interest expense	(12)	(28)
Present value of minimum future lease payments obligation	308	422
Operating lease obligations	486	457
Operating lease payments receivable	30	75
due between 1 and 5 years
Leases
Minimum future lease payments obligation	175	381
Unamortized interest expense	(4)	(12)
Present value of minimum future lease payments obligation	171	369
Operating lease obligations	762	561
Operating lease payments receivable		€ 6
More than 5 years
Leases
Operating lease obligations	€ 398